(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
(LOSS) EARNINGS PER SHARE
Schedule of computation of basic and diluted (losses) earnings per share

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator
Net (loss) income attributable to ordinary shareholders	(475,968)	(102,376)	435,880
Denominator
Weighted average number of ordinary shares outstanding-basic	124,783,013	129,188,125	139,145,475
Incremental weighted-average ordinary shares from assumed exercise of share options and non-vested restricted stocks	—	—	7,291,660
Weighted average number of ordinary shares outstanding- diluted	124,783,013	129,188,125	146,437,135
Basic net (loss) earnings per share attributable to ordinary shareholders	(3.81)	(0.79)	3.13
Diluted net (loss) earnings per share attributable to ordinary shareholders	(3.81)	(0.79)	2.98

Schedule of share options and RSUs were excluded from the calculation of diluted net loss per ordinary share

	For the year ended December 31,
	2023	2024	2025
	Number	Number	Number
Shares issuable upon exercise of share options	10,191,721	9,917,509	279,896
Shares issuable upon vest of restricted share units	153,321	550,347	7,000
Shares issuable upon exercise of tandem award	60,000	—	—
Total	10,405,042	10,467,856	286,896